Financial Instruments	6 Months Ended
Jun. 30, 2018
Financial Instruments
Financial Instruments

4   FINANCIAL INSTRUMENTS

As detailed in the Group’s most recent annual financial statements, the principal financial instruments consist of derivative financial instruments, other investments, trade and other receivables, cash and cash equivalents, trade and other payables, and interest-bearing loans and borrowings.

Other than changes resulting from the Group’s adoption of IFRS 9 ‘Financial Instruments’ from 1 January 2018, as detailed in Note 1, there have been no changes of significance to the categorisation or fair value hierarchy classification of our financial instruments from those detailed in the Notes to the Group Financial Statements in the Company’s Annual Report and Form 20‑F Information 2017.

The Group holds certain equity investments that are categorised as Level 3 in the fair value hierarchy and for which fair value gains of $71m have been recognised in H1 2018. These are presented in Fair value gains on equity investments in the Condensed Consolidated Statement of Comprehensive Income.

Financial instruments measured at fair value include $1,866m of other investments, $1,287m of loans, and $465m of derivatives as at 30 June 2018. The total fair value of interest-bearing loans and borrowings at 30 June 2018 which have a carrying value of $19,667m in the Condensed Consolidated Statement of Financial Position, was $20,346m. Contingent consideration liabilities arising on business combinations have been classified under Level 3 in the fair value hierarchy and movements in fair value are shown below:

	Diabetes
	Alliance	Other	Total	Total
	2018	2018	2018	2017
	$m	$m	$m	$m
At 1 January	4,477	1,057	5,534	5,457
Settlements	(151)	–	(151)	(260)
Revaluations	–	38	38	(71)
Discount unwind	168	40	208	205
At 30 June	4,494	1,135	5,629	5,331

A description of the methods and assumptions used in our valuation approach for financial instruments, and an analysis of the key sensitivities, is included in Notes 11, 12, 17 and 18 to the Financial Statements in our Annual Report on Form 20-F Information 2017.